Summary of Significant Accounting Policies (Details) - Schedule of Company’s Allowance for Doubtful Accounts and Commission Adjustments - Vaso Corporation and Subsidaries [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of Company’s Allowance for Doubtful Accounts and Commission Adjustments [Line Items]
Beginning Balance	$ 6,947	$ 5,804
Provision for losses on accounts receivable	66	63
Direct write-offs, net of recoveries	(60)	(159)
Commission adjustments	2,755	1,239
Ending Balance	$ 9,708	$ 6,947